Deconsolidations	12 Months Ended
Dec. 31, 2024
Deconsolidations [Abstract]
DECONSOLIDATIONS
4.	DECONSOLIDATIONS

Deconsolidation of Argyle

The Group became the major shareholder of Argyle Beijing and its subsidiaries (“Argyle”) in April 2019. Starting late May 2022, the Group has been in a dispute with Mr. Kevin Zhang, the noncontrolling interest shareholder and general manager of Argyle, as to the performance of relevant transaction documents and/or compliance with local laws and regulations by Mr. Zhang. Since then, Mr. Zhang refused, and caused other management team members of Argyle to refuse, to provide the Group with any operational or financial information of Argyle. The Group passed a board resolution to replace Mr. Zhang as Argyle’s general manager with effect from June 1, 2022. However, Mr. Zhang continued to run the daily operations of Argyle and refused to transfer any of his roles and responsibilities to the new management team appointed by the Group. Mr. Zhang also refused, and caused others at Argyle to refuse, to hand over Argyle’s assets, including office space, original licenses, official seals and bank security tokens, which are needed to conduct operational and financial activities, and effectively denied the Group’s access to and control of the bank accounts of Argyle.

Despite the Group legally holding a 60% equity ownership in Argyle, the Group concluded that starting from June 1, 2022, it lost the power and ability to direct the relevant activities of Argyle in accordance with ASC 810-10-40-4 and ASC 810-10-55-4A:

●	The Group could not access or obtain sufficient financial information or operational documents, and has effectively lost the power and ability to manage funds and operations of Argyle; and

●	The noncontrolling interest shareholder has obtained substantive participating rights as defined in ASC 810-10-25-11, which would overcome the presumption that the Group with a majority voting interest shall consolidate Argyle. Specifically, Mr. Zhang as the former general manager of Argyle by the above-mentioned actions and inactions effectively took the rights and responsibilities for implementing Argyle’s policies and procedures; and establishing operating and capital decisions of Argyle.

As a result, the Group has deconsolidated Argyle since June 2022. The Group conducted an impairment assessment and recorded impairment of RMB17,054,641, RMB700,762 and RMB42,198,904 for the property, plant and equipment, intangible assets with definite lives and goodwill, respectively, related to the business of Argyle before the deconsolidation. The Group measured the retained interest in Argyle at the then fair value of RMB48,000,000 estimated with the assistance of a third-party independent valuer and recorded a disposal loss of RMB13,944,925. The impairment of long-lived assets and disposal losses before and upon the deconsolidation in 2022 are included in “Other general expenses” in the consolidated statements of comprehensive (loss) income. The Group accounts for its equity interests in Argyle using the measurement alternative method under ASC 321 (Note 13) and an impairment loss of RMB42,000,000 was subsequently recorded in “(Losses and impairment) Gains on equity securities held” in the consolidated statements of comprehensive loss for the year ended December 31, 2022. The carrying value of the investment in Argyle at December 31, 2023 and 2024 was insignificant. The Group estimated fair value using the income approach and the market approach. The fair value determined using the income approach was compared with comparable market data and reconciled, as necessary, which is determined by using information including but not limited to the future cash flow forecast, discount rate, and a discount for lack of marketability and control.

As of December 31, 2024, the Group was still pursuing all legal remedies to resolve the dispute with Mr. Zhang.

Deconsolidation of Urban Group

In November 2022, the Group and the noncontrolling interest shareholder of Shandong Xinghui Urban Hotel Management Group Co., Ltd and its subsidiaries (“Urban Group”) entered into definitive agreements for the noncontrolling interest shareholder and its designated person to repurchase all of the equity interest in Urban Group held by the Group. As of November 25, 2022, the transaction was completed and since then the Group deconsolidated Urban Group. The total consideration of RMB142,971,057 consisted of 870,908 ordinary shares of the Group with a fair value of RMB16,971,057 and RMB126,000,000 in cash. RMB88,200,000 of total cash consideration was received in 2022, and the shares and remaining cash consideration amounting RMB37,800,000 were received in 2023.

The Group conducted impairment assessments and recognized impairment losses of RMB12,000,345 and RMB10,640,503 for the indefinite-lived trademark and property, plant and equipment, respectively, before the deconsolidation. The Group also recorded an impairment loss of RMB49,037,576 for the goodwill related to the business of Urban Group and recognized a disposal loss of RMB855,223 for the year ended December 31, 2022. Disposal losses and all impairment losses of long-lived assets excluding goodwill and indefinite-lived trademark are included in “Other general expenses” in the consolidated statements of comprehensive (loss) income.

The Group estimated fair value using the income approach and the market approach. The fair value determined using the income approach was compared with comparable market data and reconciled, as necessary.